UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington,D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management, L.P.
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Address:   280 Park Avenue, 41st Floor
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           New York, NY  10017
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           --------------------------------------------------

Form 13F File Number:  028-12039

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member of its General Partner
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:



       /s/PETER W. MAY             New York, New York             2/14/12
       ------------------------   ------------------------------  --------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]       13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                    5
                                               -------------

Form 13F Information Table Entry Total:               9
                                               -------------

Form 13F Information Table Value Total:          $2,744,170
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number    Name
    ---     --------------------    ------


     01     28-11639                Nelson Peltz

     02     28-11640                Peter W. May

     03     28-11641                Edward P. Garden

     04     28-12040                Trian Fund Management GP, LLC

     05     28-12527                Public Sector Pension Investment Board

                                                      FORM 13F INFORMATION TABLE



COLUMN 1                    COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
--------                    --------      --------    --------          --------        --------    --------        --------
                                                       VALUE      SHARES/OR  SH/  PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
                                                                                                                ----------------
NAME OF ISSUER            TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE  SHARED   NONE
--------------            --------------   -----     --------     -------   ---  ----  ----------   --------   ----  ------   ----

Wendys Co.                     COM        95058W100   410,700   76,623,145   SH         Defined      1,2,3,4       76,623,145

Heinz HJ Co.                   COM        423074103    57,584    1,065,584   SH         Defined      1,2,3,4        1,065,584

Tiffany & Co. NEW              COM        886547108   296,977    4,481,994   SH         Defined      1,2,3,4        4,481,994

Family Dlr Stores Inc.         COM        307000109   574,651    9,966,201   SH         Defined      1,2,3,4        9,966,201

Kraft Foods Inc.               CL A       50075N104   512,987   13,730,919   SH         Defined      1,2,3,4       13,730,919

Legg Mason Inc.                COM        524901105   353,590   14,702,269   SH         Defined      1,2,3,4       14,702,269

State Str Corp.                COM        857477103   240,673    5,970,547   SH         Defined      1,2,3,4        5,970,547

State Str Corp.                COM        857477103   156,115    3,872,869   SH         Other        1,2,3,4,5      3,872,869

Dominos Pizza Inc.             COM        25754A201   140,893    4,150,000   SH         Defined      1,2,3,4        4,150,000


